As filed with the Securities and Exchange Commission on January 20, 2017

File Nos. 033-37459

811-06200

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 134	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 138	☒

Schwab Investments

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 2, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 134 to the Registration Statement of Schwab Investments (the Registrant) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the 1933 Act), for the sole purpose of delaying, until February 2, 2017, the effectiveness of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A filed on November 16, 2016 pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001193125-16-769067) (referred to herein as PEA No. 130).

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of PEA No. 130 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 134 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 20th day of January, 2017.

SCHWAB INVESTMENTS Registrant

Marie A. Chandoha*
Marie A. Chandoha, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 20th day of January, 2017.

Signature	Title

Walter W. Bettinger II*	Chairman and Trustee
Walter W. Bettinger II

Marie A. Chandoha*	Trustee, President and Chief Executive Officer
Marie A. Chandoha

Joseph R. Martinetto*	Trustee
Joseph R. Martinetto

Robert W. Burns*	Trustee
Robert W. Burns

John F. Cogan*	Trustee
John F. Cogan

Stephen Timothy Kochis*	Trustee
Stephen Timothy Kochis

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Kimberly S. Patmore*	Trustee
Kimberly S. Patmore

Charles A. Ruffel*	Trustee
Charles A. Ruffel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Mark D. Fischer*	Treasurer and Chief Financial Officer
Mark D. Fischer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney